Leases (Maturity of lease liabilities) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Maturities of lease liabilities
2021	$ 166
2022	40
Total operating lease payments	206
Less: imputed interest	(7)
Present value of operating lease liabilities	$ 199